CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS	3 Months Ended
Mar. 31, 2020 USD ($) $ / shares shares
General and administrative expenses	$ 39,496,000
Loss from operations	(66,117,000)
Loss before income tax provision	(68,468,000)
Provision for income tax	9,000
Net loss	$ (68,680,000)
Basic and diluted weighted-average common shares outstanding | shares	390,620
Net income per common stock, basic and diluted | $ / shares	$ (0.18)
Diamond eagle acquisition
General and administrative expenses	$ 718,799
Loss from operations	(718,799)
Other income - interest on Trust Account	1,444,499
Loss before income tax provision	725,700
Provision for income tax	246,289
Net loss	479,411
Diamond eagle acquisition | Class A ordinary shares
Provision for income tax	$ 246,289,000
Basic and diluted weighted-average common shares outstanding | shares	40,000,000
Net income per common stock, basic | $ / shares	$ 0.02
Weighted average number of ordinary shares outstanding, diluted | shares	43,805,838
Net income per common stock diluted | $ / shares	$ 0.02
Diamond eagle acquisition | Class B ordinary shares
Basic and diluted weighted-average common shares outstanding | shares	10,000,000
Net income per common stock, basic and diluted | $ / shares	$ (0.04)